LEASE - Schedule of non-cancellable operating lease payment (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2023	¥ 1,396	$ 197
2024	1,396	197
2025	¥ 931	$ 131